E3 Associated companies	12 Months Ended
Dec. 31, 2019
Investments Accounted For Using Equity Method [Abstract]
E3 Associated companies

E3	Associated companies

Equity in associated companies
	2019	2018
Opening balance	611	624
Investments	1,310	64
Share in earnings	(335)	58
Taxes	(5)	(5)
Dividends	(66)	(30)
Divested business	(5)	(114)
Translation differences	55	14
Closing balance	1,565	611

51% of the MediaKind business was divested February 1, 2019. After the transaction, the Company owns 49% of tMediaKind with an investment of SEK 1.2 billion. The Company’s share in earnings of MediaKind was SEK –0.4 billion and the remaining investment is SEK 0.8 billion. The Company has provided a loan to MediaKind of SEK 0.2 billion.